Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000116490 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116490 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000116490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000116490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000116490 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000116490 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000116490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000116492 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116492 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116492 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116492 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000116492 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116492 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000116492 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000116492 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000116492 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000116492 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000116493 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116493 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000116493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000116493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000116493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000116493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000116493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000219860 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000219860 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219860 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000219860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000139051 | Cardinal Health, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | The TJX Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | McKesson Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000139051 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000139051 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000139051 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000139051 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000139051 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000139051 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000139051 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139051 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000139051 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000157586 | CLP Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157586 | Telstra Group Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | The Toronto-Dominion Bank_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | The Bank of Nova Scotia_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Emera, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Canadian Imperial Bank of Commerce_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Hydro One Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Fortis, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Power Corp. of Canada_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | TELUS Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000157586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000157586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000157586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000157586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000157586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000157588 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157588 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | CME Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | American Electric Power Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | DTE Energy Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000157588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000157588 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000157588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000157588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000157588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000157588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000157589 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157589 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157589 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157589 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000157589 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157589 | Avista Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157589 | UGI Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157589 | MDU Resources Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157589 | ONE Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157589 | National Fuel Gas Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000157589 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157589 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157589 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157589 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000157589 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000157589 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000180597 | Hormel Foods Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180597 | Franklin Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180597 | Target Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180597 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000180597 | T. Rowe Price Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000180597 | Brown-Forman Corp._Class B
Holdings [Line Items]
Percent of Total Investments	2.60%
C000180597 | PepsiCo, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000180597 | Stanley Black & Decker, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000180597 | Chevron Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000180597 | Medtronic PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000180597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000180597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000180597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000180597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180597 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000180597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000180597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000180594 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000180594 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	9.90%
C000180594 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	6.80%
C000180594 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180594 | Salesforce, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000180594 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180594 | QUALCOMM, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180594 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000180594 | TE Connectivity PLC_
Holdings [Line Items]
Percent of Total Investments	3.10%
C000180594 | Adobe, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000180594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000180594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000180594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000180594 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000180594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000180594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000180594 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000180594 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000139053 | Cardinal Health, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | The TJX Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | McKesson Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000139053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000139053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000139053 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000139053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000139053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000139053 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000139053 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000139053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000139055 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139055 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | CME Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | American Electric Power Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | DTE Energy Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000139055 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000139055 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000139055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000139055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139055 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000139055 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000139055 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000139055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000243210 | Chevron Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243210 | Salesforce, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243210 | Adobe, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243210 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243210 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243210 | Accenture PLC_Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243210 | Newmont Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243210 | Amgen, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243210 | Devon Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243210 | Diamondback Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243210 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000243210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000243210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243210 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000243210 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243212 | Jazz Pharmaceuticals PLC_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243212 | Core Natural Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243212 | Crescent Energy Co._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | Alkermes PLC_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | Lyft, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | SM Energy Co._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Symbotic, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Permian Resources Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | RingCentral, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243212 | Tutor Perini Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243212 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000243212 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000243212 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243212 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243212 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000243212 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000243212 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243212 | Energy
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000243212 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243212 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255423 | Cardinal Health, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000255423 | McKesson Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000255423 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000255423 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255423 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255423 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000255423 | Royalty Pharma PLC_Class A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000255423 | GE Vernova, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000255423 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000255423 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000255423 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000255423 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000255423 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255423 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255423 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000255423 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000255423 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261505 | Shell PLC_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261505 | Equinor ASA_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261505 | Denso Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000261505 | Sanofi SA_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000261505 | BP PLC_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000261505 | Takeda Pharmaceutical Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261505 | Chocoladefabriken Lindt & Spruengli AG_Participation Certificates
Holdings [Line Items]
Percent of Total Investments	2.20%
C000261505 | Canadian Natural Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000261505 | Kinross Gold Corp._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000261505 | International Consolidated Airlines Group SA_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000261505 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000261505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000261505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000261505 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000261505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000261505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000261505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000261506 | Kinross Gold Corp._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261506 | Rolls-Royce Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000261506 | Agnico Eagle Mines Ltd._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000261506 | Siemens Energy AG_
Holdings [Line Items]
Percent of Total Investments	3.30%
C000261506 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	3.00%
C000261506 | Safran SA_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000261506 | Thales SA_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000261506 | ASML Holding NV_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000261506 | Airbus SE_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261506 | Ryanair Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000261506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000261506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000261506 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000261506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000261506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000261506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000261506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210928 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210928 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000210928 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000210928 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000210928 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000210928 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210929 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210929 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000210929 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000210929 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000210929 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210929 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210929 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000230774 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230774 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000230774 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000230774 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000230774 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230774 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230774 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000230774 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230773 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000230773 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230773 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000250755 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000250755 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000250755 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261507 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000261507 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000261507 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000210925 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210925 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210925 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210925 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210925 | Ameren Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210925 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210925 | VICI Properties, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210925 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210925 | Exelon Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000210925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000210925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000210925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000210925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000210925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210930 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Avista Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | ONE Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | NETSTREIT Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Ellington Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Broadstone Net Lease, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | AGNC Investment Corp._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000210930 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000210930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000210930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000210930 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000210926 | The Toronto-Dominion Bank_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210926 | The Bank of Nova Scotia_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210926 | Emera, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210926 | Canadian Imperial Bank of Commerce_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210926 | Power Corp. of Canada_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210926 | Klepierre SA_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210926 | Koninklijke Ahold Delhaize NV_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210926 | Poste Italiane SpA_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Orange SA_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | NN Group NV_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000210926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000210926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000210926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210927 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Eicher Motors Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Maruti Suzuki India Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Kasikornbank PCL_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Hengan International Group Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Industrial & Commercial Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | China Petroleum & Chemical Corp._Class H
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210927 | Bank of Communications Co. Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210927 | CEZ A/S_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210927 | NEPI Rockcastle NV_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210927 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000210927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210927 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210927 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210927 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000210927 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000210927 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210927 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210927 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210927 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238316 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000238316 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238316 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.70%
C000238316 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238316 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238316 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238316 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238316 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238316 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238316 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000238316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000238316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000238316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000238316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000250754 | State Street Technology Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	14.70%
C000250754 | State Street Financial Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	13.40%
C000250754 | Vanguard FTSE All-World ex-US ETF_
Holdings [Line Items]
Percent of Total Investments	12.40%
C000250754 | State Street Communication Services Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	10.00%
C000250754 | State Street Health Care Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	8.00%
C000250754 | Vanguard FTSE Pacific ETF_
Holdings [Line Items]
Percent of Total Investments	7.40%
C000250754 | iShares MSCI Emerging Markets Asia ETF_
Holdings [Line Items]
Percent of Total Investments	7.30%
C000250754 | State Street Consumer Staples Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	6.30%
C000250754 | iShares Core S&P Small-Cap ETF_
Holdings [Line Items]
Percent of Total Investments	5.10%
C000250754 | State Street Consumer Discretionary Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	3.30%
C000250754 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250754 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000250754 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000250754 | China
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000250754 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250754 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250754 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000250754 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250754 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250754 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250756 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250756 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000250756 | PepsiCo, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000250756 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000250756 | Verizon Communications, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000250756 | OneMain Holdings, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250756 | General Mills, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250756 | Pinnacle West Capital Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250756 | Amcor PLC_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250756 | Flowers Foods, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000250756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000250756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000250756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000250756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%